Commitments and Contingencies (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Losses accrued related to legal proceedings	$ 65,000,000
Loss contingency additional potential liability	62,000,000
Rent expense	53,600,000	$ 49,100,000	$ 47,800,000
Letter of credit	$ 0	0
Percentage of ownership interest in company	19.90%
Outstanding amount for land fill operations	$ 1,228,100,000
Reimbursement obligations on surety bonds	0	0
Letter of credit [Member]
Debt Instrument [Line Items]
Letter of credit	$ 503,300,000	$ 615,100,000
Minimum [Member]
Debt Instrument [Line Items]
Lease agreement, remaining terms	1 month
Maximum [Member]
Debt Instrument [Line Items]
Lease agreement, remaining terms	30 years